SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) In Thousands, unless otherwise specified	12 Months Ended															6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series E Preferred Stock	Dec. 31, 2011 Series E Preferred Stock	Dec. 31, 2010 Series E Preferred Stock	Dec. 31, 2012 Warrants	Dec. 31, 2011 Warrants	Dec. 31, 2010 Warrants	Dec. 31, 2012 Restricted shares granted, not yet issued	Dec. 31, 2011 Restricted shares granted, not yet issued	Dec. 31, 2010 Restricted shares granted, not yet issued	Dec. 31, 2012 Common Stock Options	Dec. 31, 2011 Common Stock Options	Dec. 31, 2010 Common Stock Options	Jun. 30, 2013 Dilutive [Member]	Jun. 30, 2012 Dilutive [Member]	Jun. 30, 2013 Dilutive [Member] Warrants	Jun. 30, 2012 Dilutive [Member] Warrants	Jun. 30, 2013 Dilutive [Member] Restricted shares granted, not yet issued	Jun. 30, 2012 Dilutive [Member] Restricted shares granted, not yet issued	Jun. 30, 2013 Dilutive [Member] Common Stock Options	Jun. 30, 2012 Dilutive [Member] Common Stock Options	Jun. 30, 2013 Antidilutive [Member]	Jun. 30, 2012 Antidilutive [Member]	Jun. 30, 2013 Antidilutive [Member] Series E Preferred Stock	Jun. 30, 2012 Antidilutive [Member] Series E Preferred Stock	Jun. 30, 2013 Antidilutive [Member] Warrants	Jun. 30, 2012 Antidilutive [Member] Warrants	Jun. 30, 2013 Antidilutive [Member] Common Stock Options	Jun. 30, 2012 Antidilutive [Member] Common Stock Options
Summarize the outstanding potentially dilutive securities
Outstanding potential dilutive securities (in shares)	39,189	26,130	13,862	11,103	0	0	13,376	13,526	963	0	38	118	14,710	12,566	12,781	1,962	7,439	0	126	0	19	1,962	7,294	41,380	21,815	11,169	0	13,376	13,392	16,834	8,423